Leases - Summary of Total investment in Finance Lease And the Present Value of the Minimum Lease Payments to be Recovered (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	₩ 1,205,329	₩ 1,495,450
Net investment in lease	1,106,019	1,361,959
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	281,087	226,242
Net investment in lease	263,105	208,121
After one year but within two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	372,273	330,524
Net investment in lease	348,055	308,793
After two years but within three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	327,294	446,742
Net investment in lease	297,093	412,015
After three years but within four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	152,027	364,917
Net investment in lease	136,499	323,331
After four years but within five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	72,648	127,001
Net investment in lease	61,267	109,675
After five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	0	24
Net investment in lease	₩ 0	₩ 24